OTHER FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of other financial assets and liabilities [Table Text Block]
	As at December 31,
	2025	2024
Marketable securities	2,409	895
Copper collars (Note 6b)	-	26,568
Fuel call options (Note 6b)	-	332
Current portion of other financial assets	2,409	27,795

Investment in private companies	500	500
Reclamation deposits	457	459
Long-term portion of other financial assets	957	959

Copper collars (Note 6b)	(29,165)	-
Current portion of other financial liabilities	(29,165)	-

Compensation-related liabilities	(22,295)	(8,152)
Other liabilities	(2,000)	-
Long-term portion of other financial liabilities	(24,295)	(8,152)